EMPLOYEE RETENTION ALLOWANCE (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about employee retention allowance [Table Text Block]
$
Balance at December 31, 2015	570,487
Additions	21,255
Foreign exchange gain	5,107
Balance at December 31, 2016	596,849
Additions	10,396
Change in estimate	(412,549)
Foreign exchange gain	13,457
Balance at December 31, 2017	208,153